ENVIRONMENTAL REHABILITATION (Schedule of Reconciliation of Obligations Associated Retirement Properties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of environmental rehabilitation [Abstract]
Balance, April 1	$ 13,688	$ 13,098
Reclamation expenditures	(385)	(187)
Unwinding of discount of environmental rehabilitation	422	479
Revision of provision	(4,021)	1,122
Derecognition upon disposal of SX Gold	(289)
Foreign exchange impact	(715)	(824)
Balance, March 31	$ 8,700	$ 13,688